STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 5.4%
12,414	HEICO Corporation, Class A	$ 1,418,175

	CAPITAL MARKETS - 13.3%
3,286	Moody's Corporation	1,251,210
5,037	S&P Global, Inc.	2,235,522
		3,486,732
	COMMERCIAL SUPPORT SERVICES - 4.4%
15,747	Casella Waste Systems, Inc., Class A(a)	1,165,121

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
1,095	MarketAxess Holdings, Inc.	521,132
850	MSCI, Inc.	539,393
		1,060,525
	E-COMMERCE DISCRETIONARY - 3.6%
273	Amazon.com, Inc.(a)	947,526

	HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
2,355	IDEXX Laboratories, Inc.(a)	1,586,705

	HEALTH CARE TECHNOLOGY - 3.8%
2,959	Veeva Systems, Inc., Class A(a)	982,329

	INTERNET MEDIA & SERVICES - 4.5%
410	Alphabet, Inc., Class C(a)	1,192,788

	IT SERVICES - 21.1%
6,431	Mastercard, Inc., Class A	2,226,605
2,788	Okta, Inc.(a)	734,917
474	Shopify, Inc., Class A(a)	722,746
2,322	Twilio, Inc., Class A(a)	828,861
4,372	Visa, Inc., Class A	1,001,625
		5,514,754

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	PROFESSIONAL SERVICES - 6.6%
20,250	CoStar Group, Inc.(a)	$ 1,715,985

	ROAD & RAIL - 4.6%
4,150	Old Dominion Freight Line, Inc.	1,198,188

	SOFTWARE - 21.1%
2,081	Atlassian Corp plc, Class A(a)	763,852
3,186	Coupa Software, Inc.(a)	779,965
7,769	Microsoft Corporation	2,345,305
980	ServiceNow, Inc.(a)	630,767
3,067	Unity Software, Inc.(a)	388,742
2,261	Workday, Inc., Class A(a)	617,615
		5,526,246
	SPECIALTY RETAIL - 1.4%
1,108	Carvana Company(a)	363,490

	TOTAL COMMON STOCKS (Cost $22,770,539)	26,158,564

	TOTAL INVESTMENTS - 99.9% (Cost $22,770,539)	$ 26,158,564
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	30,831
	NET ASSETS - 100.0%	$ 26,189,395

MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	Non-income producing security.